UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21894

Cohen & Steers Asia Pacific Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

Item 1. Reports to Stockholders.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended April 30, 2009. The net asset values per share at that date were $6.37, $6.32 and $6.39 for Class A, Class C and Class I shares, respectively.

The total returns, including income and change in net asset value, for the Fund and the comparative benchmarks were:

Six Months Ended April 30, 2009
Cohen & Steers Asia Pacific Realty Shares—Class A	–8.61%
Cohen & Steers Asia Pacific Realty Shares—Class C	–8.80%
Cohen & Steers Asia Pacific Realty Shares—Class I	–8.45%
FTSE EPRA/NAREIT Developed Asia Real Estate Index[a]	–1.29%
S&P Asia Pacific Property Index[a]	–2.78%
S&P 500 Index[a]	–8.53%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. Performance quoted does not reflect the deduction of the maximum 4.5% initial sales charge on Class A shares or the 1% maximum contingent deferred sales charge on Class C shares. If such charges were included, returns would have been lower.

Investment Review

Asia Pacific real estate securities collectively had a modest decline in the six-month period, although they outperformed the United States and Europe by substantial margins. While a global economic slowdown has pushed most of the region into recession, Asia Pacific real estate stocks were initially less affected by (but far from immune to) the financial crisis that took a heavy toll on other regions.

a  The FTSE EPRA/NAREIT Developed Asia Real Estate Index is an unmanaged portfolio of approximately 64 constituents from five countries in the Asia region. The S&P Asia Pacific Property Index is an unmanaged portfolio of approximately 168 constituents from five countries in the Asia Pacific region. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

Performance varied widely by country. Hong Kong (which had a total return of +37.6% for the period)1 held up well through the first half of the period, turned sharply down in February and then rebounded in response to global and regional stimulus plans. The residential sector was volatile throughout the period. Secondary market transactions bounced back in January from depressed levels at the end of 2008, only to sell off in February as economic fundamentals weakened and unemployment edged up to 5%. However, residential transaction volume accelerated late in the period as developers priced new housing units competitively with existing stock.

Japan (–18.6%) was beset by deteriorating property market fundamentals, although the market regained some ground in March and April following the decision by major banks to refinance loans to J-REITs. The Japanese government is also considering the purchase of J-REIT shares as part of its stimulus package. However, there was little encouraging news on the economic front, with exports stalling and domestic demand remaining lackluster. The latest vacancy rate for offices in Tokyo's main wards exceeded 6% for the first time since January 2005. The condominium market showed a slight improvement late in the period, after a steady decline.

Australia (–29.9%) was the region's poorest performer. Fundamentals continued to weaken amid rising unemployment and a growing supply of sublease space. Evidence of a two-tier residential market emerged during the period. Homes valued below A$500,000 benefited from government incentives for first-time homebuyers, while demand for mid- to high-end housing was subdued in the face of flagging consumer and business confidence.

A number of Australia's major property companies recapitalized with equity offerings in the period. Although additional raisings may still be necessary, this boosted confidence that the companies would be able to meet upcoming debt maturities and operate within leverage covenants.

In Singapore (+5.1%), the market's three large developers benefited from a strong late-period rebound in primary residential transaction volume, and they took advantage of this opportunity to launch projects. However, fundamentals continued to deteriorate for commercial properties, with office rents down 19% in the first quarter of 2009.

1  Country returns are in local currencies as measured by the FTSE EPRA/NAREIT Developed Asia Real Estate Index.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

Asia Paific Total Returns in Local Currencies
November 1, 2008-April 30, 2009

Country returns are in local currencies as measure by the FTSE EPRA/NAREIT Developed Asia Real Estate Index.

Portfolio performance

The Fund declined in a difficult period for real estate securities and underperformed its benchmark. Stock selection in Japan and Hong Kong hindered relative return. Our Hong Kong holdings had good performance in absolute terms, yet we were underweight certain development companies whose stocks had the strongest rebounds in the period. In Japan, we were underweight J-REITs when the government unexpectedly announced plans to support the group; this shifted sentiment away from the large, well-capitalized companies we favored.

Factors that helped performance included stock selection in Australia. Our holdings fell less than the broad market, which we attribute to our focus on companies with the strongest balance sheets and management teams. Stock selection in Singapore was favorable as well, although our underweight in that market partially offset the benefit.

Investment Outlook

The signs of stabilization in the banking sector and the impact of the extraordinary monetary and fiscal stimulus programs have given rise to investor hopes that the worst may be behind us. It is, however, still too early to be completely certain.

Hong Kong's government is forecasting a Gross Domestic Product contraction of 5.5% to 6.5% in 2009. While rising unemployment remains a concern, recent residential transactional volume has improved, with banks competing to put liquidity to work in an environment of historically low interest rates.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

The Japanese economy has typically been a laggard in terms of global cyclical recovery, reflecting its strong reliance on exports—hence, it could take some time to see signs of improvement. Valuations on developers are relatively attractive compared with J-REITs, which have become more expensive in the last few months. Still, listed J-REITs offer attractive (albeit declining) yields within Japan; the dividend yield was 7.3% at the end of April, nearly six percentage points higher than the yield on the 10-year Japanese government bond.

In Singapore, we remain cautious on the office sector due to rapidly slowing demand and an expected increase in supply. The residential sector has shown signs of a rebound, with a surge in transaction volume in response to price cuts. In general, we prefer developers over S-REITs, as the latter are likely to be clouded by debt refinancing issues and the risk of highly dilutive equity raises.

Australia's central bank could continue its easing campaign, in our view, given a sluggish economy and mild inflation (the bank last lowered rates by 25 basis points, to 3.0%, at the beginning of April). We have seen an improvement in transactional volume in the country's sub-A$100 million office property category, with long-term government leases being acquired by wealthy private buyers. We believe the buyers will create early price discovery and ultimately provide some stabilization in valuations.

There remains a fair amount of economic and financial uncertainty. We will continue to focus on companies with well-capitalized balance sheets and properties located in high barrier to entry markets.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

JOSEPH M. HARVEY	SCOTT CROWE

Portfolio Manager	Portfolio Manager

  LUKE SULLIVAN

  Portfolio Manager

The views and opinions in the preceding commentary are subject to change. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

Performance Review (Unaudited)

Average Annual Total Returns for the Periods Ending April 30, 2009

	Class A Shares	Class C Shares	Class I Shares
1 Year (with sales charge)	–51.86%[a]	–50.41%[b]	—
1 Year (without sales charge)	–49.59%	–49.91%	–49.44%
Since Inception[c] (with sales charge)	–16.77%[a]	–15.89%	—
Since Inception[c] (without sales charge)	–15.36%	–15.89%	–15.07%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the March 1, 2009 prospectuses were as follows: Class A — 1.86% and 1.80%; Class C — 2.51% and 2.45%; and Class I —1.50% and 1.45%. Through October 31, 2009, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's annual operating expenses at 1.80% for Class A shares, 2.45% for Class C shares and 1.45% for Class I shares.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1%.

c  Inception date of July 31, 2006.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008—April 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008– April 30, 2009
Class A
Actual (–8.61% return)	$1,000.00	$913.90	$8.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.87	$9.00
Class C
Actual (–8.80% return)	$1,000.00	$912.00	$11.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.65	$12.23
Class I
Actual (–8.45% return)	$1,000.00	$915.50	$6.89
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.60	$7.25

*  Expenses are equal to the Fund's Class A, Class C and Class I annualized expense ratio of 1.80%, 2.45% and 1.45%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratios would have been 2.50%, 3.16%, and 2.14%, respectively.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

APRIL 30, 2009

Top Ten Holdings
(Unaudited)

Security	Value	% of Net Assets
Sun Hung Kai Properties Ltd.	$6,856,715	14.8%
Westfield Group	4,692,058	10.2
Mitsubishi Estate Co., Ltd.	4,379,945	9.5
Mitsui Fudosan Co., Ltd.	3,035,344	6.6
China Overseas Land & Investment Ltd.	2,905,206	6.3
Henderson Land Development Company Ltd.	1,972,824	4.3
Hang Lung Properties Ltd.	1,816,091	3.9
CapitaLand Ltd.	1,764,499	3.8
China Resources Land Ltd.	1,739,137	3.8
Link REIT	1,433,188	3.1

Country Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

April 30, 2009 (Unaudited)

		Number of Shares	Value
COMMON STOCK	98.6%
AUSTRALIA	17.7%
DIVERSIFIED	4.7%
Dexus Property Group		1,923,663	$1,020,556
GPT Group		606,954	207,319
Mirvac Group		598,526	454,553
Stockland		218,503	498,622
			2,181,050
OFFICE	0.9%
Commonwealth Property Office Fund		390,574	231,338
ING Office Fund		539,471	170,546
			401,884
RETAIL	12.1%
CFS Retail Property Trust		736,606	880,615
Westfield Group		601,698	4,692,058
			5,572,673
TOTAL AUSTRALIA			8,155,607
CHINA	13.8%
DIVERSIFIED	6.3%
Agile Property Holdings Ltd.		810,400	613,809
China Resources Land Ltd.		960,000	1,739,137
Shimao Property Holdings Ltd.		491,000	553,718
			2,906,664
RESIDENTIAL	7.5%
China Overseas Land & Investment Ltd.		1,653,120	2,905,206
Country Garden Holdings Co.		1,685,000	556,590
			3,461,796
TOTAL CHINA			6,368,460

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2009 (Unaudited)

		Number of Shares	Value
HONG KONG	33.9%
DIVERSIFIED	28.0%
Cheung Kong Holdings Ltd.		36,000	$378,114
Hang Lung Properties Ltd.		634,000	1,816,091
Henderson Land Development Company Ltd.		418,890	1,972,824
Hysan Development Company Ltd.		382,000	697,946
Kerry Properties Ltd.		185,340	553,625
Sino Land Co., Ltd.		312,000	402,578
Sun Hung Kai Properties Ltd.		658,895	6,856,715
Wharf Holdings Ltd.		74,000	246,347
			12,924,240
OFFICE	2.8%
Hongkong Land Holdings Ltd. (USD)		529,600	1,324,000
RETAIL	3.1%
Link REIT		733,638	1,433,188
TOTAL HONG KONG			15,681,428
JAPAN	28.1%
DIVERSIFIED	19.5%
Daibiru Corp.		48,900	339,156
Mitsubishi Estate Co., Ltd.		336,672	4,379,945
Mitsui Fudosan Co., Ltd.		242,189	3,035,344
NTT Urban Development Corp.		1,038	836,757
Sumitomo Realty & Development Co., Ltd.		37,000	440,834
			9,032,036
INDUSTRIAL	0.8%
Japan Logistics Fund		63	374,985
OFFICE	5.2%
Global One Real Estate Investment Corp.		39	230,947
Japan Real Estate Investment Corp.		101	713,821
Nippon Building Fund		98	793,977
Nomura Real Estate Office Fund		85	438,704
Tokyu REIT		49	225,573
			2,403,022

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2009 (Unaudited)

		Number of Shares	Value
RETAIL	2.6%
AEON Mall Co., Ltd.		56,200	$734,555
Japan Retail Fund Investment Corp.		130	456,094
			1,190,649
TOTAL JAPAN			13,000,692
NEW ZEALAND	0.2%
DIVERSIFIED
Kiwi Income Property Trust		180,922	95,183
SINGAPORE	4.9%
DIVERSIFIED	4.4%
CapitaLand Ltd.		946,500	1,764,499
Keppel Land Ltd.		226,000	262,560
			2,027,059
RETAIL	0.5%
CapitaMall Trust		277,400	234,211
TOTAL SINGAPORE			2,261,270
TOTAL COMMON STOCK (Identified cost—$48,764,227)			45,562,640
SHORT-TERM INVESTMENTS	0.4%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.10%[a]		100,025	100,025
Federated U.S. Treasury Cash Reserves Fund, 0.02%[a]		100,011	100,011
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$200,036)			200,036

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2009 (Unaudited)

		Value
TOTAL INVESTMENTS (Identified cost—$48,964,263)	99.0%	$45,762,676
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0%	453,318
NET ASSETS	100.0%	$46,215,994

Glossary of Portfolio Abbreviations

REIT  Real Estate Investment Trust

USD  United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Rate quoted represents the seven day yield of the fund.

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$48,964,263)	$45,762,676
Cash	52,471
Foreign currency, at value (Identified cost—$9,235)	9,128
Receivable for:
Investment securities sold	937,252
Dividends and interest	194,143
Fund shares sold	26,699
Other assets	2,601
Total Assets	46,984,970
LIABILITIES:
Payable for:
Investment securities purchased	563,095
Investment advisory fees	37,444
Administration fees	10,638
Fund shares redeemed	4,772
Directors' fees	4,369
Distribution fees	855
Shareholder servicing fees	303
Other liabilities	147,500
Total Liabilities	768,976
NET ASSETS	$46,215,994
NET ASSETS consist of:
Paid-in-capital	$152,414,862
Accumulated undistributed net investment income	27,399
Accumulated net realized loss	(103,031,126)
Net unrealized depreciation	(3,195,141)
$46,215,994

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

April 30, 2009 (Unaudited)

CLASS A SHARES:
NET ASSETS	$20,615,597
Shares issued and outstanding ($0.001 par value common stock outstanding)	3,237,362
Net asset value and redemption price per share	$6.37
Maximum offering price per share ($6.37 ÷ 0.955)[a]	$6.67
CLASS C SHARES:
NET ASSETS	$14,800,588
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,343,086
Net asset value and offering price per share[b]	$6.32
CLASS I SHARES:
NET ASSETS	$10,799,809
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,689,277
Net asset value, offering, and redemption price per share	$6.39

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge of 1% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2009 (Unaudited)

Investment Income:
Dividend income (net of $105,301 of foreign withholding tax)	$1,156,542
Interest income	31
Total Income	1,156,573
Expenses:
Investment advisory fees	269,513
Distribution fees—Class A	30,952
Distribution fees—Class C	63,637
Professional fees	71,965
Administration fees	57,365
Shareholder reporting expenses	56,019
Custodian fees and expenses	53,661
Shareholder servicing fees—Class A	12,381
Shareholder servicing fees—Class C	21,212
Directors' fees and expenses	25,340
Transfer agent fees and expenses	20,616
Registration and filing fees	12,755
Line of credit fees	2,449
Interest expense	991
Miscellaneous	9,092
Total Expenses	707,948
Reduction of Expenses (See Note 2)	(188,972)
Net Expenses	518,976
Net Investment Income	637,597
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(39,969,405)
Foreign currency transactions	4,984
Net realized loss	(39,964,421)
Net change in unrealized depreciation on:
Investments	30,536,132
Foreign currency translations	(1,118)
Net change in unrealized depreciation	30,535,014
Net realized and unrealized loss	(9,429,407)
Net Decrease in Net Assets Resulting from Operations	$(8,791,810)

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31, 2008
Change in Net Assets:
From Operations:
Net investment income	$637,597	$1,953,938
Net realized loss	(39,964,421)	(58,027,236)
Net change in unrealized appreciation (depreciation)	30,535,014	(86,053,640)
Net decrease in net assets resulting from operations	(8,791,810)	(142,126,938)
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(9,432,827)
Class C	—	(4,576,600)
Class I	—	(3,291,633)
Net realized gain on investments:
Class A	—	(4,712,803)
Class C	—	(2,509,253)
Class I	—	(1,554,382)
Tax return of capital:
Class A	—	(600,265)
Class C	—	(331,541)
Class I	—	(230,195)
Total dividends and distributions to shareholders	—	(27,239,499)
Capital Stock Transactions:
Decrease in net assets from Fund share transactions	(31,439,981)	(53,375,964)
Total decrease in net assets	(40,231,791)	(222,742,401)
Net Assets:
Beginning of period	86,447,785	309,190,186
End of period[a]	$46,215,994	$86,447,785

a  Includes undistributed net investment income and dividends in excess of net investment income of $27,399 and $610,198, respectively.

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended	For the Year Ended October 31,		For the Period July 31, 2006[a] through
Per Share Operating Performance:	April 30, 2009	2008	2007	October 31, 2006
Net asset value, beginning of period	$6.97	$16.73	$12.39	$11.46
Income from investment operations:
Net investment income	0.08 [b]	0.12 [b]	0.09 [b]	0.06 [c]
Net realized and unrealized gain (loss)	(0.68)	(8.45)	4.56	0.87
Total from investment operations	(0.60)	(8.33)	4.65	0.93
Less dividends and distributions to shareholders from:
Net investment income	—	(0.92)	(0.29)	—
Net realized gain	—	(0.46)	(0.04)	—
Tax return of capital	—	(0.07)	—	—
Total dividends and distributions to shareholders	—	(1.45)	(0.33)	—
Redemption fees retained by the Fund	0.00 [d]	0.02	0.02	—
Net increase (decrease) in net asset value	(0.60)	(9.76)	4.34	0.93
Net asset value, end of period	$6.37	$6.97	$16.73	$12.39
Total investment return[e]	–8.61%[f]	–53.78%	38.44%	8.12%[f]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$20.6	$42.4	$167.0	$66.3
Ratio of expenses to average daily net assets (before expense reduction)	2.50%[g]	1.86%	1.86%	3.00%[g]
Ratio of expenses to average daily net assets (net of expense reduction)	1.80%[g]	1.79%	1.80%	1.80%[g]
Ratio of net investment income to average daily net assets (before expense reduction)	1.81%[g]	0.98%	0.56%	2.47%[g]
Ratio of net investment income to average daily net assets (net of expense reduction)	2.51%[g]	1.04%	0.62%	3.22%[g]
Portfolio turnover rate	52%[f]	77%	100%	3%[f]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  49.6% of total net investment income was attributable to a special dividend paid by Great Eagle Holdings Ltd.

d  Amount is less than $0.005.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended	For the Year Ended October 31,		For the Period July 31, 2006[a] through
Per Share Operating Performance:	April 30, 2009	2008	2007	October 31, 2006
Net asset value, beginning of period	$6.93	$16.65	$12.37	$11.46
Income from investment operations:
Net investment income (loss)	0.05 [b]	0.05 [b]	(0.00)[b,c]	0.03 [d]
Net realized and unrealized gain (loss)	(0.66)	(8.43)	4.55	0.88
Total from investment operations	(0.61)	(8.38)	4.55	0.91
Less dividends and distributions to shareholders from:
Net investment income	—	(0.83)	(0.25)	—
Net realized gain	—	(0.46)	(0.04)	—
Tax return of capital	—	(0.07)	—	—
Total dividends and distributions to shareholders	—	(1.36)	(0.29)	—
Redemption fees retained by the Fund	0.00 [c]	0.02	0.02	—
Net increase (decrease) in net asset value	(0.61)	(9.72)	4.28	0.91
Net asset value, end of period	$6.32	$6.93	$16.65	$12.37
Total investment return[f]	–8.80%[e]	–54.10%	37.53%	7.95%[e]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14.8	$25.9	$87.9	$12.2
Ratio of expenses to average daily net assets (before expense reduction)	3.16%[g]	2.51%	2.51%	3.52%[g]
Ratio of expenses to average daily net assets (net of expense reduction)	2.45%[g]	2.44%	2.45%	2.45%[g]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	1.10%[g]	0.38%	(0.06)%	2.49%[g]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	1.82%[g]	0.44%	(0.01)%	3.10%[g]
Portfolio turnover rate	52%[e]	77%	100%	3%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  49.6% of total net investment income was attributable to a special dividend paid by Great Eagle Holdings Ltd.

e  Not annualized.

f  Does not reflect sales charges, which would reduce return.

g  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended	For the Year Ended October 31,		For the Period July 31, 2006[a] through
Per Share Operating Performance:	April 30, 2009	2008	2007	October 31, 2006
Net asset value, beginning of period	$6.98	$16.77	$12.40	$11.46
Income from investment operations:
Net investment income	0.09 [b]	0.18 [b]	0.14 [b]	0.07 [c]
Net realized and unrealized gain (loss)	(0.68)	(8.49)	4.57	0.87
Total from investment operations	(0.59)	(8.31)	4.71	0.94
Less dividends and distributions to shareholders from:
Net investment income	—	(0.97)	(0.32)	—
Net realized gain	—	(0.46)	(0.04)	—
Tax return of capital	—	(0.07)	—	—
Total dividends and distributions to shareholders	—	(1.50)	(0.36)	—
Redemption fees retained by the Fund	0.00 [d]	0.02	0.02	—
Net increase (decrease) in net asset value	(0.59)	(9.79)	4.37	0.94
Net asset value, end of period	$6.39	$6.98	$16.77	$12.40
Total investment return	–8.45%[e]	–53.64%	38.96%	8.20%[e]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10.8	$18.1	$54.4	$6.8
Ratio of expenses to average daily net assets (before expense reduction)	2.14%[f]	1.50%	1.50%	2.85%[f]
Ratio of expenses to average daily net assets (net of expense reduction)	1.45%[f]	1.44%	1.45%	1.45%[f]
Ratio of net investment income to average daily net assets (before expense reduction)	2.15%[f]	1.45%	0.89%	2.39%[f]
Ratio of net investment income to average daily net assets (net of expense reduction)	2.84%[f]	1.51%	0.94%	3.33%[f]
Portfolio turnover rate	52%[e]	77%	100%	3%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  49.6% of total net investment income was attributable to a special dividend paid by Great Eagle Holdings Ltd.

d  Amount is less than $0.005.

e  Not annualized.

f  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Asia Pacific Realty Shares, Inc. (the Fund) was incorporated under the laws of the State of Maryland on April 24, 2006 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The Fund's investment objective is total return. The authorized shares of the Fund are divided into three classes designated Class A, C and I shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the Pink Sheets, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities, such values may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the NYSE using a pricing service and/or procedures approved by the Fund's Board of Directors.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

		Fair Value Measurements at April 30, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$45,762,676	$45,562,640	$200,036	$—

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translations: The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have them paid in cash. These dividends and distributions are subject to recharacterization for tax purposes which will be finalized upon the concluding determination of the Fund's taxable income for the year.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. An assessment of the Fund's tax positions has been made and it has been determined that there is no impact to the Fund's financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the advisory agreement). Under the terms of the advisory agreement, the advisor provides the Fund with the day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Fund's Board of Directors.

For the services provided to the Fund, the advisor receives a monthly fee, accrued daily and paid monthly, at the annual rate of 1.00% of the average daily net assets of the Fund.

For the six months ended April 30, 2009 and through October 31, 2009, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's annual operating expenses at 1.80% for the Class A shares, 2.45% for the Class C shares and 1.45% for the Class I shares.

Under a subadvisory agreement between the advisor and Cohen & Steers Asia Limited (the subadvisor), a wholly owned subsidiary of the advisor, the subadvisor provides investment research and advice on Asia Pacific real estate companies and may provide advisory services to the Fund. For its services provided under the subadvisory agreement, the advisor (not the Fund) pays the subadvisor a monthly fee at the annual rate of 0.50% of the average daily net assets of the Fund. For the six months ended April 30, 2009 , the advisor paid the subadvisor $134,757.

Administration Fees: The Fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2009, the Fund paid the advisor $26,951 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides that the Fund will pay the distributor a fee at an annual rate of up to 0.25% of the average daily net assets attributable to the Class A shares and up to 0.75% of the average daily net assets attributable to the Class C shares.

For the six months ended April 30, 2009, the Fund has been advised that the distributor received $197 in sales commissions from the sale of Class A shares and that the distributor also received $2,766 and $3,794 of contingent deferred sales charges relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the contingent deferred sales charges on these classes are paid to the distributor and are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the these classes, including payments to dealers and other financial intermediaries for selling these classes and interest and other financing costs associated with these classes.

Shareholder Servicing Fees: The Fund has adopted a shareholder services plan which provides that the Fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the Fund may pay the shareholder servicing agent a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net asset value of the Fund's Class A shares and up to 0.25% of the average daily net asset value of the Fund's Class C shares.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers, and/or employees of the advisor. The Fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $756 from the Fund for the six months ended April 30, 2009.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended April 30, 2009, totaled $28,907,896 and $61,150,488, respectively.

Note 4. Income Tax Information

As of April 30, 2009, the federal tax cost and net unrealized depreciation on securities were as follows:

Gross unrealized appreciation	$2,945,055
Gross unrealized depreciation	(6,146,642)
Net unrealized depreciation	$(3,201,587)
Cost for federal income tax purposes	$48,964,263

As of October 31, 2008, the Fund had a net capital loss carryforward of $51,390,511, which will expire on October 31, 2016. This carryforward may be used to offset future capital gains to the extent provided by regulations.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Capital Stock

The Fund is authorized to issue 225 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended April 30, 2009		For the Year Ended October 31, 2008
	Shares	Amount	Shares	Amount
CLASS A:
Sold	175,164	$1,068,489	4,988,341	$63,676,990
Issued as reinvestment of dividends and distributions	—	—	554,996	7,403,400
Redeemed	(3,030,934)	(18,655,987)	(9,427,250)	(108,812,981)
Redemption fees retained by the Fund[a]	—	1,955	—	182,601
Net decrease	(2,855,770)	$(17,585,543)	(3,883,913)	$(37,549,990)
CLASS C:
Sold	50,059	$306,095	2,008,216	$24,791,471
Issued as reinvestment of dividends and distributions	—	—	219,343	2,936,100
Redeemed	(1,438,190)	(8,665,823)	(3,774,061)	(41,286,369)
Redemption fees retained by the Fund[a]	—	1,019	—	97,361
Net decrease	(1,388,131)	$(8,358,709)	(1,546,502)	$(13,461,437)
CLASS I:
Sold	293,865	$1,800,975	2,095,640	$25,533,582
Issued as reinvestment of dividends and distributions	—	—	296,743	3,949,968
Redeemed	(1,199,279)	(7,297,557)	(3,039,545)	(31,911,077)
Redemption fees retained by the Fund[a]	—	853	—	62,990
Net decrease	(905,414)	$(5,495,729)	(647,162)	$(2,364,537)

a  The Fund may charge a 2% redemption fee on shares sold within 60 days of the time of purchase. Redemption fees are paid directly to the Fund.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6. Borrowings

The Fund, in conjunction with other Cohen & Steers Funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires December 2009. The Fund pays a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended April 30, 2009, the Fund borrowed an average daily balance of $223,757 at a weighted average borrowing cost of 0.88%.

Note 7. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 8. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for, and (c) how derivative instruments and related hedged items affect the Fund's financial position, financial performance, and cash flows. Management is currently evaluating the impact the adoption of this pronouncement will have on the Fund's financial statements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.

On April 9, 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of this pronouncement will have on the Fund's financial statement disclosures.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

Meet the Cohen & Steers family of open-end funds:

COHEN & STEERS
REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
REALTY INCOME FUND

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX, CSFCX, CSSPX

COHEN & STEERS
GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX, CSUCX, CSUIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS
EUROPEAN REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in Europe

  •  Symbols: EURAX, EURCX, EURIX

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

Scott Crowe
Vice President

Luke Sullivan
Vice President

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Subadvisor

Cohen & Steers Asia Limited
12/F Citibank Tower, Citibank Plaza
No.3 Garden Road
Central, Hong Kong

Fund Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021
(800) 437-9912

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class A—APFAX
C—APFCX
I—APFIX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Asia Pacific Realty Shares, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

COHEN & STEERS

ASIA PACIFIC REALTY SHARES

280 PARK AVENUE

NEW YORK, NY 10017

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SEMIANNUAL REPORT

APRIL 30, 2009

APRAXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

By:	/s/	Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Adam M. Derechin
		Name:	Adam M. Derechin
		Title:	President and Chief Executive Officer
(principal executive officer)

By:	/s/	James Giallanza
		Name:	James Giallanza
		Title:	Treasurer
(principal financial officer)

Date: June 26, 2009